Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2014	2013	2012

Distributed earnings allocated to common stock	$23,984	$23,100	$20,603
Undistributed earnings allocated to common stock	28,416	24,678	18,034
Net earnings allocated to common shareholders	$52,400	$47,778	$38,637

Average shares outstanding	15,403	15,564	14,714

Effect of dilutive securities:
Warrant outstanding	62	60	—
Employee stock options	23	84	82

Shares for diluted earnings per share	15,488	15,708	14,796

Basic earnings per share	$3.40	$3.07	$2.63
Diluted earnings per share	$3.38	$3.04	$2.61

Options to purchase approximately 124,000 shares of common stock at an exercise price between $35.09 and $40.88, per share were outstanding during 2012, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares and therefore, the effect would have been anti-dilutive. During the year ended December 31, 2014 and December 31, 2013, there were no anti-dilutive options outstanding.